[AXA EQUITABLE LOGO]	DARIN SMITH
Lead Director and
Associate General Counsel
(319) 573-2676
darin.smith@axa.us.com

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Selective Review Request

AXA Equitable Life Insurance Company

Separate Account No. 49 of AXA Equitable Life Insurance Company

Pre-Effective Amendment No. 1 to Registration Statement on Form N-4

File Nos. 333-216084, 811-07659

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”), the above-referenced Registration Statement with respect to AXA Equitable’s Separate Account No. 49.

This Registration Statement relates to a new version of the Structured Capital Strategies® PLUS variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 49. The contract will be offered and sold through AXA Equitable’s retail distribution channel. To this end, the principal underwriter of Separate Account 49, and the distributor of Structured Capital Strategies® 16 contracts is AXA Advisors, Inc., which is an affiliate of AXA Equitable.

Structured Capital Strategies® 16 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-207256 and has been offered continuously since it became effective under the 1933 Act.

The Company continues to believe limited staff review is appropriate.

Please note that the prospectus contained in this N-4 Registration Statement is also being filed today in a separate registration statement on Form S-3/A (the “S-3/A Registration Statement”) by AXA Equitable. The S-3/A Registration Statement relates to interests in the Structured Investment Option® (“SIO”) under the Structured Capital Strategies® PLUS contracts to be offered by AXA Equitable.

At the appropriate time, AXA Equitable will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith
Darin Smith